SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Internal-Use Software (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Capitalized computer software impairments	$ 3.2	$ 2.5	$ 3.2